Commitments and Contingencies - Summary of Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 97,353	$ 87,630	$ 99,675
Other Restricted Cash Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	84,531	77,491
Trust Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 12,822	$ 10,139